Retirement Plans (Schedule Of Fair Value Of Total Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target allocation	50.00%
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Fair value allocation	66.00%	66.00%
Debt securities, Fair value allocation	34.00%	34.00%
Total, Fair value allocation	100.00%	100.00%
Equity securities, Target allocation	65.00%
Debt instruments, Target allocation	35.00%
Total, Target allocation	100.00%
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Fair value allocation	12.00%	11.00%
Debt securities, Fair value allocation	59.00%	48.00%
Other assets, Fair value allocation	29.00%	41.00%
Total, Fair value allocation	100.00%	100.00%